LEASE LIABILITIES - Disclosure of Detailed Information About Movement in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Liabilities [Line Items]
Balance	$ 39,861	$ 20,575
Acquisition of Jerritt Canyon		2,194
Additions	6,423	22,855
Remeasurements	2,815	2,031
Disposals		(150)
Finance costs	2,131	2,013
Repayments of principal	(13,469)	(9,287)
Payments of finance costs	(210)	(102)
Transfer to asset held-for-sale	(458)
Foreign exchange gain	490	(268)
Balance	37,583	39,861
Current portion of lease liabilities	13,827	11,825
Non-current portion of lease liabilities	23,756	28,036
Finance Leases [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	5,253	0
Acquisition of Jerritt Canyon		2,194
Additions	3,109	4,001
Remeasurements	0	0
Disposals		0
Finance costs	237	89
Repayments of principal	(2,446)	(942)
Payments of finance costs	(210)	89
Transfer to asset held-for-sale	0
Foreign exchange gain	0	0
Balance	5,943	5,253
Current portion of lease liabilities	2,801	2,165
Non-current portion of lease liabilities	3,142	3,088
Operating Leases [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	34,544	19,986
Acquisition of Jerritt Canyon		0
Additions	3,314	18,854
Remeasurements	2,815	2,031
Disposals		(150)
Finance costs	1,894	1,915
Repayments of principal	(10,959)	(7,824)
Payments of finance costs	0	0
Transfer to asset held-for-sale	(458)
Foreign exchange gain	490	(268)
Balance	31,640	34,544
Current portion of lease liabilities	11,026	9,596
Non-current portion of lease liabilities	20,614	24,948
Equipment Financing [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	64	589
Acquisition of Jerritt Canyon		0
Additions	0	0
Remeasurements	0	0
Disposals		0
Finance costs	0	9
Repayments of principal	(64)	(521)
Payments of finance costs	(0)	(13)
Transfer to asset held-for-sale	0
Foreign exchange gain	0	0
Balance	0	64
Current portion of lease liabilities	0	64
Non-current portion of lease liabilities	$ 0	$ 0